United States
                                    Securities and Exchange Commission
                                           Washington, DC 20549

                                           Form 13F
                                           From 13F Cover Page

Report for the Calendar Year or Quarter End30-Mar-08

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):   [ X ] is a restatement
                                    [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                               KRA Capital Management, Inc.
Address:                            4041 University Drive, Suite 200
                                    Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               Nitin M. Chittal
Title:                              Chief Compliance Officer, Principal
Phone:                              703-691-7810

Signature, Place, and Date of Signing:

                                    Nitin M. Chittal, Fairfax, VA.    May 8/2008
                                    [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Tot     32

Form 13F Information Table Value Tot 298477



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                           FORM 13F INFORMATION TABLE

                                                          VALUE                INVESTMENT    OTHER    VOTING AUTHORITY
ISSUER                               CLASS   CUSIP       (X1000)       SHARES  DISCRETION  MANAGERS         NONE
SIMON PPTY GROUP                       C   82880610       21679        233331     SOLE                       0
PUBLIC STORAGE INC                     C   74460D10       21377        241220     SOLE                       0
PROLOGIS TR                            C   74341010       21197        360133     SOLE                       0
BOSTON PPTYS INC                       C   10112110       17102        185752     SOLE                       0
AVALONBAY CMNTYS                       C    5348410       16945        175555     SOLE                       0
VORNADO RLTY TR                        C   92904210       16230        188265     SOLE                       0
TAUBMAN CTRS INC                       C   87666410       13075        250965     SOLE                       0
HOST MARRIOTT                          C   44107P10       12554        788575     SOLE                       0
REGENCY CTRS                           C   75884910       11928        184183     SOLE                       0
SL GREEN RLTY                          C   78440X10       11751        144240     SOLE                       0
FEDERAL RLTY                           C   31374720       10973        140765     SOLE                       0
AMB PPTY CORP                          C   00163T10       10629        195310     SOLE                       0
EQUITY LIFESTYLE                       C   29472R10       10579        214286     SOLE                       0
HEALTH CARE PPTY                       C   42191510        8721        257940     SOLE                       0
GENERAL GROWTH                         C   37002110        8401        220090     SOLE                       0
DEVELOPERS DIVERS                      C   25159110        8252        197050     SOLE                       0
MACERICH CO                            C   55438210        8022        114155     SOLE                       0
VENTAS INC                             C   92276F10        7666        170700     SOLE                       0
CAMDEN PPTY TR                         C   13313110        6790        135255     SOLE                       0
BRE PPTYS INC                          C   5.56E-01        6521        143120     SOLE                       0
BROOKFIELD PPTYS                       C   11290010        6371        329955     SOLE                       0
EQUITY RESIDENTIAL                     C   29476L10        6299        151825     SOLE                       0
STARWOOD HOTELS                        C   85590A401       5916        114315     SOLE                       0
POST PPTYS INC                         C   73746410        4775        123650     SOLE                       0
LASALLE HOTEL                          C   51794210        4429        154160     SOLE                       0
PS BUSINESS PKS                        C   69360J10        4020        77450      SOLE                       0
KILROY RLTY CORP                       C   49427F10        3965        80740      SOLE                       0
ESSEX PPTY TR                          C   29717810        3805        33385      SOLE                       0
MARRIOTT INTL INC                      C   57190320        3519        102430     SOLE                       0
CORPORATE OFFICE                       C   22002T10        2655        79000      SOLE                       0
FOREST CITY ENTER                      C   34555010        2291        62260      SOLE                       0
UNITED DOMINION                        C   91019710         40          1650      SOLE                       0

</SEC-DOCUMENT>